Investments Investments - Loan-to-Value Ratios (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 312.1	$ 211.5
Commercial mortgage loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	41.1	0.0
Commercial mortgage loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	248.3	131.2
Commercial mortgage loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	22.7	80.3
Middle market loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	106.9	65.4
Middle market loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	63.5	11.0
Middle market loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	16.4	9.2
Middle market loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	27.0	15.8
Middle market loans | 71 to 80 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	0.0	5.6
Middle market loans | 80 to 100 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	0.0	12.0
Middle market loans | Greater than 100%
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 0.0	$ 11.8